Share capital - Narrative (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Apr. 19, 2023 year shares	Oct. 12, 2007 USD ($)	Jun. 29, 2007 shares	Dec. 31, 2024 USD ($) shares year tranche $ / shares	Dec. 31, 2024 USD ($) shares tranche $ / shares	Dec. 31, 2023 USD ($) shares year tranche $ / shares	Dec. 31, 2023 USD ($) shares tranche $ / shares	Feb. 19, 2025 $ / shares	Dec. 31, 2022 shares
Disclosure of classes of share capital [line items]
Dividends paid (in USD per share) | $ / shares				$ 0.04		$ 0.04
Dividends paid | $				$ 211,000		$ 200,000
Stock dividends, under dividend reinvestment plan | $				$ 25,000		$ 12,000
Number of shares issued, under dividend reinvestment plan (in shares)				9,000,000		4,000,000
Proceeds from issue of ordinary shares | $				$ 10,073		$ 0
Share premium of flow-through shares | $				3,000	$ 3,000
Exploration expenditure, committed amount | $				15,000
Shares issued on exercise of stock options | $				$ 3,122		$ 12,854
Number of options exercised (in shares)				1,247,000		5,098,000
Number of options granted (in shares)				22,064,000		3,042,000
Risk free annual interest rate				3.80%		4.40%
Dividend yield rate (up to)						5.30%
B2Gold replacement options on acquisition of Sabina (in shares)						3,342,000
Weighted average exercise price, options exercised (in Cdn.$per share) | $ / shares					$ 4.09		$ 4.86
Number of common shares redeemable from each RSU (in shares)				1
Stock-based compensation | $				$ 24,678		$ 20,921
Sabina Gold & Silver Corp.
Disclosure of classes of share capital [line items]
B2Gold replacement options on acquisition of Sabina (in shares)	3,000,000
Incentive plan
Disclosure of classes of share capital [line items]
Shares issued on exercise of stock options | $		$ 5,000
Number of options granted (in shares)			5,000,000
Stock-based compensation | $		$ 5,000
Stock options
Disclosure of classes of share capital [line items]
Term of options granted (in years)				5 years		5 years
Award vesting period (in years)				3 years		3 years
Fair value of shares from share-based payment transactions | $				$ 11,000	$ 11,000	$ 3,000	$ 3,000
Share-based payments expense | $				5,000		5,000
Share-based payments expense, capitalized to mining interests | $				1,000		1,000
Restricted share units
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions | $				6,000	$ 6,000	7,000	$ 7,000
Share-based payments expense | $				$ 7,000		$ 7,000
Number of shares granted (in shares)				2,382,000		1,939,000
Number of DSUs outstanding in share-based payment arrangement (in shares)				4,356,000	4,356,000	3,322,000	3,322,000		2,784,000
Shares issued on vesting of share units (in shares)				1,625,000		1,440,000
Deferred share unit
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions | $				$ 1,000	$ 1,000	$ 1,000	$ 1,000
Share-based payments expense | $				$ 100		$ 800
Number of shares granted (in shares)				500,000		400,000
Measurement period				5 days
Released (in shares)				100,000		700,000
Released value | $				$ 300		$ 3,000
Number of DSUs outstanding in share-based payment arrangement (in shares)				2,200,000	2,200,000	1,600,000	1,600,000
Performance share units
Disclosure of classes of share capital [line items]
Share-based payments expense | $				$ 8,000		$ 8,000
Number of shares granted (in shares)				3,000,000		2,000,000
Number of DSUs outstanding in share-based payment arrangement (in shares)				6,000,000	6,000,000	5,000,000	5,000,000
Number of tranches | tranche				2	2	2	2
Shares issued on vesting of share units (in shares)				1,000,000		1,000,000
Replacement stock options | Sabina Gold & Silver Corp.
Disclosure of classes of share capital [line items]
Option life, share options granted (up to) | year	3.2
Dividend yield rate (up to)	3.70%
Canada | Performance share units
Disclosure of classes of share capital [line items]
Risk free interest rate, performance share unit (in percentage)				4.19%		3.87%
United States | Performance share units
Disclosure of classes of share capital [line items]
Risk free interest rate, performance share unit (in percentage)				4.52%		4.16%
Bottom of range
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in Cdn.$per share) | $ / shares					$ 3.48		$ 4.11
Expected volatility				38.00%		50.00%
Bottom of range | Performance share units
Disclosure of classes of share capital [line items]
Shares receivable as percent of performance share unit				0.00%
Expected volatility, performance share unit (in percentage)				26.00%		28.00%
Bottom of range | Replacement stock options | Sabina Gold & Silver Corp.
Disclosure of classes of share capital [line items]
Risk free annual interest rate	3.60%
Expected volatility	33.00%
Top of range
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in Cdn.$per share) | $ / shares					$ 4.40		$ 5.40
Option life, share options granted (up to) | year				3		3
Dividend yield rate (up to)				6.20%
Top of range | Performance share units
Disclosure of classes of share capital [line items]
Shares receivable as percent of performance share unit				200.00%
Expected volatility, performance share unit (in percentage)				66.00%		71.00%
Top of range | Replacement stock options | Sabina Gold & Silver Corp.
Disclosure of classes of share capital [line items]
Risk free annual interest rate	3.80%
Expected volatility	50.00%
Tranche 1 year from grant | Restricted share units
Disclosure of classes of share capital [line items]
Award vesting percent				33.33%
Vesting 2 years from grant | Restricted share units
Disclosure of classes of share capital [line items]
Award vesting period (in years)				2 years
Award vesting percent				33.33%
Vesting 3 years from grant | Restricted share units
Disclosure of classes of share capital [line items]
Award vesting period (in years)				3 years
Award vesting percent				33.33%
Tranche 1 based on expected completion timing of Goose Project | Performance share units
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions | $				$ 3,000	$ 3,000	$ 3,000	$ 3,000
Award vesting percent				50.00%		50.00%
Tranche 1 based on expected completion timing of Goose Project | Bottom of range | Performance share units
Disclosure of classes of share capital [line items]
Shares receivable as percent of performance share unit				0.00%		0.00%
Tranche 1 based on expected completion timing of Goose Project | Top of range | Performance share units
Disclosure of classes of share capital [line items]
Shares receivable as percent of performance share unit				200.00%		200.00%
Tranche 2 based on total shareholder return | Performance share units
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions | $				$ 3,000	$ 3,000	$ 4,000	$ 4,000
Award vesting percent				50.00%		50.00%
Tranche 2 based on total shareholder return | Bottom of range | Performance share units
Disclosure of classes of share capital [line items]
Shares receivable as percent of performance share unit				0.00%		0.00%
Tranche 2 based on total shareholder return | Top of range | Performance share units
Disclosure of classes of share capital [line items]
Shares receivable as percent of performance share unit				200.00%		200.00%
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)				1,318,040,605	1,318,040,605
Ordinary shares | Incentive plan
Disclosure of classes of share capital [line items]
Shares issued on vesting of share units (in shares)				1,705,000
Number of shares held in trust under the Company's Incentive Plan (in shares)				0	0
Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)				0	0
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)				1,318,041,000	1,318,041,000	1,302,396,000	1,302,396,000		1,074,695,000
Number of shares issued, under dividend reinvestment plan (in shares)				9,140,000		4,005,000
Shares issued for flow-through financing (in shares)				2,700,000
Shares issued on exercise of stock options | $				$ 3,122		$ 12,854
Number of options exercised (in shares)				1,247,000		5,063,000
Share capital | Restricted share units
Disclosure of classes of share capital [line items]
Shares issued on vesting of share units (in shares)				1,614,000		1,440,000
Dividends declared
Disclosure of classes of share capital [line items]
Dividends declared (in USD per share) | $ / shares								$ 0.02